BETTER 10Q - CORPORATE LINE OF CREDIT AND PRECLOSING BRIDGE NOTES - Letter Agreements (Details) - Bridge Loan - Pre-Closing Bridge Notes - USD ($)	Feb. 07, 2023	Aug. 26, 2022
Short-Term Debt [Line Items]
Amount to be exchanged for common stock		$ 75,000,000
Aggregate principal amount		$ 100,000,000
Exchange discount percentage		75.00%
Pre-money equity valuation	$ 6,900,000,000	$ 6,900,000,000
Amount to be exchanged for preferred stock		25,000,000
Sponsor funding obligation		$ 550,000,000
Preferred Stock
Short-Term Debt [Line Items]
Exchange discount percentage	50.00%
Common Stock
Short-Term Debt [Line Items]
Exchange discount percentage	75.00%